SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Apr. 30, 2026	Jan. 31, 2026	Jan. 31, 2025
Deferred tax assets:
Net operating loss carryforward	$ 2,020,795	$ 1,726,961	$ 1,311,365
Timing differences
Total gross deferred tax assets	2,020,795	1,726,961	1,311,365
Less: Deferred tax asset valuation allowance	(2,020,795)	(1,726,961)	(1,311,365)
Total net deferred taxes